Provisions and Other Contingencies (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of other provisions [abstract]
Schedule of Provisions For Post Sales Client Support and Other Provisions	Provision for post sales client support and other provisions:

	(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Post sales client support and other provisions	159	129
	159	129

Summary of Movement in the Provision for Post Sales Client Support

The movement in the provision for post sales client support is as follows:

(Dollars in millions)
Year ended March 31,
2023
Balance at the beginning	123
Translation differences	(6)
Impact on adoption of amendment to IAS 37	2
Provision recognized / (reversed)	57
Provision utilized	(17)
Balance at the end	159